Label	Element	Value
Class T Prospectus | Dreyfus Tax Sensitive Total Return Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000799295_SupplementTextBlock	April 19, 2017 DREYFUS INVESTMENT FUNDS Dreyfus Tax Sensitive Total Return Bond Fund (Class T shares) Supplement to Prospectus dated March 31, 2017
Risk/Return [Heading]	rr_RiskReturnHeading	Dreyfus Tax Sensitive Total Return Bond Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information supersedes and replaces any contrary information contained in "Fund Summary – Performance" in the fund's Class T prospectus:

The fund's performance is compared to the Bloomberg Barclays 3-, 5-, 7-, 10-Year U.S. Municipal Bond Index.